PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Jun. 30, 2024
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	June 30,	June 30,	June 30,
	2023	2024	2024
	RMB	RMB	US Dollars
Motor vehicles	¥5,176,175	¥3,699,101	$509,013
Office equipment and fixtures	1,440,819	1,405,076	193,345
Production equipment	31,115,843	31,231,574	4,297,608
Leasehold improvement	2,260,000	2,260,000	310,986
Total cost	39,992,837	38,595,751	5,310,952
Less: accumulated depreciation	(14,297,511)	(15,515,349)	(2,134,983)
Less: accumulated impairment	(942,462)	(942,462)	(129,687)
Property and equipment, net	¥24,752,864	¥22,137,940	$3,046,282
Construction in progress	¥—	¥219,132	$30,154